Supplemental Disclosures Of Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 6.4	$ 6.5	$ 4.3
Units Issued [Member]
Other Significant Noncash Transactions [Line Items]
Value of units issued	0.6	0.7	0.8
Recorded In Accounts Payable [Member]
Other Significant Noncash Transactions [Line Items]
Property additions	10.5	3.6	3.2
Recorded In Accrued Expenses And Other Liabilities [Member]
Other Significant Noncash Transactions [Line Items]
Property additions		$ 0.4	$ 5.2